Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:
	Fair Value Measurements at December 31, 2013 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Securities available-for sale:
U.S. government-sponsored enterprises	$198,829	-	198,829	-
State and political subdivisions	7,758	-	7,758	-
Mortgage-backed securities and collateralized mortgage obligations - residential	532,449	-	532,449	-
Corporate bonds	10,471	-	10,471	-
Small Business Administration-guaranteed participation securities	103,029	-	103,029	-
Mortgage-backed securities and collateralized mortgage obligations - commercial	10,558	-	10,558	-
Other securities	660	10	650	-
Total securities available-for-sale	$863,754	10	863,744	-

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Securities available-for sale:
U.S. government-sponsored enterprises	$263,108	-	263,108	-
State and political subdivisions	26,457	-	26,457	-
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776	-	518,776	-
Corporate bonds	26,529	-	26,529	-
Small Business Administration-guaranteed participation securities	76,562	-	76,562
Other securities	660	10	650	-
Total securities available-for-sale	$912,092	10	912,082	-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:
	Fair Value Measurements at
	December 31, 2013 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$8,729	-	-	8,729
Impaired Loans:
Commercial real estate	1,802	-	-	1,802
Real estate mortgage - 1 to 4 family:
First mortgages	2,425	-	-	2,425
Home Equity Loans	48	-	-	48
Home Equity Lines of Credit	810	-	-	810

	Fair Value Measurements at
	December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$8,705	-	-	8,705
Impaired Loans:
Commercial real estate	4,690	-	-	4,690
Real estate mortgage - 1 to 4 family:
First mortgages	5,421	-	-	5,421
Home Equity Loans	67	-	-	67
Home Equity Lines of Credit	581	-	-	581

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2013 and 2012 are as follows:

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2013 Using:
	Value	Level 1		Level 2		Level 3		Total
Financial assets:
Cash and cash equivalents	$583,044	583,044		-		-		583,044
Securities available for sale	863,754	10		863,744		-		863,754
Held to maturity securities	86,215	-		90,305		-		90,305
Federal Reserve Bank and Federal Home Loan Bank stock	10,500	N/	A	N/	A	N/	A	N/	A
Net loans	2,861,095	-		-		2,910,940		2,910,940
Accrued interest receivable	11,198	-		3,452		7,746		11,198
Financial liabilities:
Demand deposits	318,456	318,456		-		-		318,456
Interest bearing deposits	3,608,615	2,477,567		1,132,025		-		3,609,592
Short-term borrowings	204,162	-		204,162		-		204,162
Accrued interest payable	468	101		367		-		468

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2012 Using:
	Value	Level 1		Level 2		Level 3		Total
Financial assets:
Cash and cash equivalents	$544,016	544,016		-		-		544,016
Securities available for sale	912,092	10		912,082		-		912,092
Held to maturity securities	143,426	-		151,126		-		151,126
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	N/	A	N/	A	N/	A	N/	A
Net loans	2,636,806	-		-		2,771,705		2,771,705
Accrued interest receivable	11,752	-		4,114		7,638		11,752
Financial liabilities:
Demand deposits	300,544	300,544		-		-		300,544
Interest bearing deposits	3,503,649	2,426,170		1,079,663		-		3,505,833
Short-term borrowings	159,846	-		159,846		-		159,846
Accrued interest payable	449	103		346		-		449